Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Parenthetical) (Detail) - Mizuho Financial Group Inc - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Short-term Debt [Line Items]
Commercial paper	¥ 941,182	¥ 710,391
Short-term notes	¥ 333,200	¥ 334,200